Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 3.81	$ 4.60	$ 4.17
Granted during the year		3.47	4.48
Exercised during the year	2.36	1.60	2.25
Forfeited during the year	4.53	4.42	5.27
Outstanding at the end of December	3.57	3.81	4.60
Exercisable at the end of December	3.79	4.56	4.74
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	71.22	79.66	94.74
Granted during the year		53.41	83.33
Exercised during the year	46.30	29.92	29.27
Forfeited during the year	89.56	117.82	108.44
Outstanding at the end of December	64.77	71.22	79.66
Exercisable at the end of December	$ 98.27	$ 99.54	$ 65.33